Related Party Transactions and Balances (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Deferred Compensation	$ 132,842	$ 96,508
Monthly lease payment	1,000
Demetri Transportation, LLC [Member]
Outstanding payables		$ 12,000